DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT
7.	DEBT

Exchangeable Senior Notes

On April 19, 2021, concurrently with the execution of the Merger Agreement, the Company and its wholly owned subsidiary, Holdings entered into subscription agreements (the “Note Subscription Agreements”) with certain investors ("Notes Investors") pursuant to which such Notes investors, severally and not jointly, purchased on the Closing Date of the Business Combination, senior notes (the “Exchangeable Notes”) issued by the Company and guaranteed by the Company’s wholly owned subsidiary, Holdings in an aggregate principal amount of up to $130,000,000 that are exchangeable into shares of Class A common stock at a conversion price of $11.50 per share, subject to the terms and conditions of an Indenture entered by the Company and its wholly owned subsidiary, Holdings and the trustee under the Indenture. The Exchangeable Notes will bear interest at a rate of 7% per annum, payable semiannually in arrears. The Exchangeable Notes will mature in five years on December 27, 2026. The Company will settle any exchange of the Exchangeable Notes in shares of Class A common stock, with cash payable in lieu of any fractional shares. In connection with the issuance of the Exchangeable Notes, the Company entered into a Registration Rights Agreement, pursuant to which the Notes Investors received certain registration rights with respect to the Class A Common Stock.

Exchangeable Note shall bear interest at the rate of 7.00% per year from December 27, 2021, or from the most recent date to which interest has been paid or provided for to, but excluding, the next scheduled interest payment date until December 15, 2026, unless earlier repurchased or converted pursuant to and in accordance with the provisions of the Indenture. Interest is payable semi-annually in arrears on each June 15 and December 15, commencing on June 15, 2022, to holders of record at the close of business on the preceding June 1 and December 1 (whether or not such day is a Business Day), respectively. Additional interest may be payable as set forth in the Indenture.

After the three-year anniversary of the Closing Date, the Exchangeable Senior Notes will be redeemable at any time and from time to time by the Company, in whole or in part, (i) if the Last Reported Sale Price of the Class A common stock exceeds 130% of the exchange price as defined in Indenture then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption and (ii) so long as a registration statement registering the resale of all Exchange Shares is effective and available for use by holders of Exchangeable Notes during the entirety of the period from and including the date notice of redemption is given to and including the date of redemption. The notice period for any redemption will be no less than 30 scheduled trading days. The redemption price in any such redemption shall be equal to (a) 100% of the principal amount of the Exchangeable Notes to be redeemed, plus (b) accrued and unpaid interest to, but excluding, the redemption date. The redemption price is payable in cash.

Per the terms of the Indenture, holders of Exchangeable Notes in connection with any such redemption will receive a make-whole payment equal to the aggregate dollar value of all interest payable from the date the Company delivers notice of such redemption through the maturity of the Exchangeable Notes. The redemption Make-Whole Amount is payable, at the Company’s option, in cash or through an increase in the exchange rate then applicable to the Exchangeable Notes by an amount equal to (i) the redemption Make-Whole Amount divided by (ii) the five day VWAP with regard to the Class A common stock during the five trading period beginning on the trading day immediately following the notice of redemption.

Holders of Exchangeable Notes may exchange their notes in whole or in part, at any time or from time to time, for shares of the Company’s Class A common stock, par value $0.0001 per share up to a maximum exchange rate of 99.9999 shares per $1,000 principal amount after adjustments as defined in the indenture.

Exchangeable Notes contains customary anti-dilution adjustments, taking into account the agreed terms in Indenture. To avoid doubt, among other customary adjustments, this will include anti-dilution protections for dividends and distributions of the Company’s capital stock, assets and indebtedness. Per terms of the Indenture, the following are the anti-dilution adjustments of the Exchange Rate:

a.	If the Company exclusively issues shares of common stock as a dividend or distribution on shares of the common stock, or if the Company effects a share split or share combination;
b.	If the Company issues to all or substantially all holders of the common stock any rights, options or warrants (other than pursuant to a stockholders rights plan) entitling them, for a period of not more than 45 calendar days after the announcement date of such issuance, to subscribe for or purchase shares of the common stock at a price per share that is less than the average of the last reported sale prices of the common stock for the 10 consecutive trading day period ending on, and including, the trading day immediately preceding the date of announcement of such issuance;
c.	If the Company distributes shares of its capital Stock, evidences of its indebtedness, other assets or property of the Company or rights, options or warrants to acquire its capital Stock or other securities of the Company, to all or substantially all holders of the common stock;
d.	If any cash dividend or distribution is made to all or substantially all holders of the common stock
e.	If the Company or any of its Subsidiaries make a payment in respect of a tender or exchange offer for the common Stock, to the extent that the cash and value of any other consideration included in the payment per share of the common stock exceeds the average of the last reported sale prices of the common stock over the 10 consecutive trading day period commencing on, and including, the trading day next succeeding the last date on which tenders or exchanges may be made pursuant to such tender or exchange offer.

The exchange rate will in no event be adjusted down pursuant to the provisions described above, except to the extent a tender or exchange offer is announced but not consummated.

If the Company undergoes a “fundamental change” (as defined in the Indenture), subject to certain conditions, the exchange rate will be adjusted per the adjustment table included in the Indenture. If a fundamental change occurs at any time prior to the maturity date, each holder shall have the right, at such holder’s option, to require the Company to repurchase for cash all of such holder’s Exchangeable Notes at a repurchase price equal to 100% of the principal amount of the Exchangeable Notes to be repurchased, plus accrued and unpaid interest thereon. There is no make-whole payment associated with a fundamental change redemption.

Holders of Exchangeable Notes will be entitled to the resale registration rights under the resale Registration Rights Agreement. If a Registration default occurs, additional interest will accrue, equal to 0.25% in the first 90 days and 0.50% after the 91st day after the Registration Default (which includes that the Registration Statement has not been filed, or deemed effective or ceases to be effective).

The Indenture contains customary terms and covenants and events of default. Upon an event of default as defined in the Indenture, the trustee or the holders of at least 25% in aggregate principal amount of the Exchangeable Notes may declare 100% of the principal of, and accrued and unpaid interest on, all the Notes to be due and payable immediately, and upon any such declaration, the same shall become and shall automatically be immediately due and payable. Upon an event of default in the payment of interest, the Company may elect the sole remedy to be the payment of additional interest of 0.25% for the first 90 days after the occurrence of such an event of default and 0.50% for day s 91-180 after the occurrence of such an event of default.

The Company assessed all terms and features of the Exchangeable notes in order to identify any potential embedded features that would require bifurcation. As part of this analysis, the Company assessed the economic characteristics and risks of the Exchangeable notes, including the conversion, put and call features. In consideration of these provisions, the Company determined that the optional redemption with a make-whole provision feature required bifurcation. The fair value of the optional redemption with a make-whole provision feature derivative was determined based on the difference between the fair value of the notes with the redemption with a make-whole provision feature and the fair value of the notes without the redemption with a make-whole provision feature. The Company employed a Lattice model and determined that the fair value of the derivative upon issuance of the notes was $552 and recorded this amount as derivative liability with an offsetting amount as a debt discount as a reduction to the carrying value of the notes on the closing date, or December 27, 2021. The optional redemption with a make-whole provision feature will be measured at fair value on a quarterly basis and the change in the fair value for the period will be recorded on the consolidated statements of operations. The Company determined that the change in fair value from December 27, 2021 to December 31, 2021 was not material.

The Company determined that the expected life of the Exchangeable Notes was equal to the period through December 27, 2026 as this represents the point at which the Exchangeable Notes will mature unless earlier converted in accordance with their terms prior to such date. For the year ended December 31, 2021, the Company recognized $0.2 million of interest expense related to the Exchangeable Notes at the effective interest rate of 7.4%. The fair value of the Company’s Exchangeable Notes approximate the carrying value of the debt.

In connection with the issuance of the Exchangeable Notes, the Company incurred approximately $2,600 of debt issuance costs, which primarily consisted of underwriting fees, and allocated these costs to the liability component and recorded as a reduction in the carrying amount of the debt liability on the balance sheet. The portion allocated to the Exchangeable Notes is amortized to interest expense over the expected life of the Exchangeable Notes using the effective interest method.

Term Loan

On July 26, 2016, the Company obtained a $120 million credit facility with JP Morgan Chase (“JPMC”) acting as the lending agent (“2016 Credit Facility”). The 2016 Credit Facility provided a revolving loan (“Revolver”) with a maximum aggregate amount of $40 million, and a $80 million term loan (“Term Loan”).

In July of 2019, the Company amended its 2016 Credit Facility with JPMC, increasing the maximum aggregate amount available under the revolver to $60,000 and the amount of the term loan to $140,000. In addition, the maturity date of both the revolver and term loan was amended to July 2, 2022. This amendment was accounted for as a modification and approximately $1,065 of additional costs incurred in connection with the modification were capitalized as debt issuance costs. In connection with the amendment, the prior outstanding balance of $64,000 along with $100 of interest was paid-off. Further, two of the lenders in the original agreement did not participate in the amended debt agreement. As such, the balances related to these two lenders were written off by the Company.

In November of 2020, the Company entered into a new agreement with JPMC to refinance its existing July 2019 credit facility, increasing the maximum aggregate amount available under the term loan to $240,000 bringing total credit facility to $300,000. In addition, the maturity date of both the revolver and term loan was amended to November 5, 2023. This amendment was accounted for as a modification and approximately $3,200 of additional costs incurred in connection with the modification capitalized as debt issuance costs. In connection with the amendment, the prior outstanding balance were paid-off. Further, one of the lenders in the original agreement did not participate in the amended debt agreement. As such, the balance related to that lender was written off by the Company.

In December of 2021, the Company entered into a new agreement with JPMC to refinance its then existing November 2020 credit facility, increasing the maximum aggregate amount available under the term loan to $250,000 bringing total credit facility to $310,000. In addition, the maturity date of both the revolver and term loan was amended to December 16, 2025. This amendment was accounted for as a modification and approximately $1,800 of additional costs incurred in connection with the modification capitalized as debt issuance costs.

Interest on the Revolver and Term Loan are based the outstanding principal amount during the interest period multiplied by the fluctuating bank prime rate plus the applicable margin of 2.00% or for portions of the debt converted to Euro Loans the quoted LIBOR rate plus the applicable margin of 3.00%. At December 31, 2021 and 2020, the effective interest rate on the Revolver and Term Loan was 3.65% and 4.36% per annum, respectively. Interest is payable monthly in arrears or upon maturity of the Euro loans that can run 30, 90, 120, 180 day time periods. The Company must pay quarterly an annual commitment fee of 0.40% on the unused portion of the $60 million Revolver commitment.

The credit facility is secured by substantially all of the assets of the Company. The terms of the credit facilities impose financial covenants including a minimum interest coverage ratio, a maximum total debt to EBITDA ratio and a minimum fixed charge coverage ratio. At December 31, 2021, the Company was in compliance with all financial covenants.

The Company recognized $11,928, $6,142 and $5,453, of interest expense related to the Exchangeable Notes, Revolver and Term Loan for the years ended December 31, 2021, 2020, and 2019, respectively.

The balances payable under all borrowing facilities are as follows:

	December 31,	December 31,
	2021	2020
Total debt	$380,000	$240,000
Less: current portion of term loan (scheduled payments)	12,500	24,000
Less: debt discount and debt issuance costs, net	7,471	4,113
Total long-term debt	$360,029	$211,887
Derivative liability - redemption with a make-whole provision	$552	$—

The maturity of the all the borrowings facilities is as follows:

Years
2022	$12,500
2023	18,750
2024	18,750
2025	200,000
2026	130,000
Total debt	$380,000

The Company is exposed to interest rate risk on variable interest rate debt obligations. On November 5, 2020, to manage interest rate risk, the Company entered into an interest rate swap agreement ("November 2020 swap agreement") to hedge forecasted interest rate payments on its variable rate debt. At December 31, 2021, the Company’s interest rate swap contract outstanding had a notional amount of $100,000 maturing in November 2023. The Company has designated the interest rate swap as a cash flow hedge for accounting purposes utilizing the hypothetical derivative method. The Company has determined the fair value of the interest rate swap to be zero at the inception of the agreement. The Company has determined the fair value of the interest rate swap to be immaterial at each reporting period and therefore, in the consolidated statements of operations, the Company reflects only the realized gains and losses of the actual monthly settlement activity of the interest rate swap. The Company does not reflect the unrealized changes in fair value of the interest rate swap at each reporting period, and similarly a derivative asset or liability is not recognized at each reporting period in the Company’s financial statements.

In January 2022, the Company cancelled the November 2020 swap agreement and entered into a new interest rate swap agreement with a notional amount of $125,000 maturing in December 2025. The terms and conditions of the new contracts were similar to the November 2020 swap agreement.